Leases - Schedule of detailed information about right of use assets or lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Recognized in the consolidated statements of income (loss) and comprehensive income (loss):
Interest on lease liabilities	$ 59	$ 0
Variable lease payments not included in the measurement of lease liabilities	7,387	0
Expenses relating to short-term leases	4,626	12,707
Recognized in the consolidated statements of cash flows:
Total cash outflow for leases	$ 12,151	$ 10,916